Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Accounts receivable	$ (351)	$ (292)
Inventories	(92)	(397)
Prepaid expenses and other	9	25
Accounts payable	265	512
Accrued salaries and wages	(3)	7
Other accrued liabilities	105	(15)
Income taxes payable	(86)	(53)
Changes in operating assets and liabilities	$ (153)	$ (213)